Convertible Promissory Note, Convertible Notes Issued (Details)																																					12 Months Ended
	May 02, 2022 CAD ($)	Dec. 29, 2021 USD ($) shares	Dec. 29, 2021 CAD ($) shares	Dec. 07, 2021 USD ($) shares	Dec. 07, 2021 CAD ($) shares	Nov. 15, 2021 USD ($) shares	Nov. 15, 2021 CAD ($) shares	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 15, 2021 USD ($) Tranche $ / shares	Sep. 15, 2021 CAD ($) Tranche	May 27, 2021 USD ($) $ / shares	May 27, 2021 CAD ($)	May 20, 2021 CAD ($) shares	Apr. 13, 2021 USD ($) $ / shares	Apr. 13, 2021 CAD ($)	Mar. 12, 2021 USD ($) Tranche $ / shares	Mar. 12, 2021 CAD ($) Tranche shares	Feb. 17, 2021 CAD ($) shares	Feb. 02, 2021 CAD ($) shares	Jan. 15, 2021 USD ($) $ / shares	Jan. 15, 2021 CAD ($) shares	Jan. 13, 2021 CAD ($) shares	Dec. 21, 2020 USD ($) $ / shares	Dec. 21, 2020 CAD ($) shares	Oct. 16, 2020 USD ($) $ / shares	Oct. 16, 2020 CAD ($) shares	Sep. 29, 2020 USD ($) Tranche $ / shares	Sep. 29, 2020 CAD ($) Tranche shares	Jun. 29, 2020 USD ($) $ / shares	Jun. 29, 2020 CAD ($) shares	May 07, 2020 USD ($)	May 07, 2020 CAD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Apr. 14, 2020 USD ($) Tranche $ / shares	Dec. 31, 2021 USD ($) Volume $ / shares shares	Dec. 31, 2021 CAD ($) Volume $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	May 02, 2022 USD ($)	Apr. 14, 2020 CAD ($) shares
Convertible note [Abstract]
Issue discount percentage																																					5.00%	5.00%	5.00%	5.00%
Discount rate																																					11.31%	11.31%	11.31%	11.31%
Incentive shares allocated value																																					$ 0		$ 0
Fair value of derivative liability																																						$ 206,726		$ 794,631
Realized loss on fair value of derivative liability																																						164,168		287,661
Unrealized loss from remeasurement of outstanding derivative liabilities																																						$ 51,781		$ 587,577
First Convertible Note [Member]
Convertible note [Abstract]
Issued																																				$ 367,500
Interest rate																																										10.00%
Issue discount amount paid																																				$ 17,500
Number of tranches | Tranche																																				2
Period of maturity date																																				225 days
Second Convertible Note [Member]
Convertible note [Abstract]
Issued																														$ 210,000	$ 273,526
Interest rate																															5.00%
Issue discount amount paid																														$ 10,000
Maturity date																																					February 9, 2021	February 9, 2021
Fair value of conversion option																															$ 60,816
Residual value																															$ 212,710
Effective interest rate percentage																															33.98%
Number of shares converted (in shares) | shares																							2,756,250
Shares converted value																							$ 468,563
Third Convertible Note [Member]
Convertible note [Abstract]
Issued																													$ 525,000
Interest rate																													5.00%
Issue discount percentage																												5.00%	5.00%
Initial issued amount																												$ 157,500	$ 201,178
Number of tranches | Tranche																												4	4
Maturity date																																					March 28, 2021	March 28, 2021
Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued																	$ 1,050,000
Number of tranches | Tranche																	3	3
Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Number of tranches | Tranche										4	4
Original issue discount rate										5.00%	5.00%
Percentage of variable conversion price																																					83.00%	83.00%
Average number of lowest volume weighted average price | Volume																																					2	2
Number of consecutive trading days																																					10 days	10 days
Variable conversion price (in dollars per share) | (per share)																																					$ 0.05	$ 0.04
Remaining principal balance																																						$ 1,340,000
Fifth Convertible Note [Member] | Trucking [Member] | Subsequent Event [Member]
Convertible note [Abstract]
Remaining principal balance																																									$ 946,000
Converted prinicipal balance	$ 394,000
Bottom of Range [Member]
Convertible note [Abstract]
Interest rate																																						5.00%		5.00%
Conversion price (in dollars per share) | $ / shares																																					0.06		$ 0.06
Top of Range [Member]
Convertible note [Abstract]
Interest rate																																						10.00%		10.00%
Conversion price (in dollars per share) | $ / shares																																					$ 0.08		$ 0.08
Top of Range [Member] | Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Face value										$ 2,300,000
Interest rate, event of default																																						18.00%
First Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																																		$ 262,500	$ 350,092
Fair value of conversion option																																			85,981
Residual value																																			$ 264,111
Effective interest rate percentage																																		37.12%	37.12%
Number of shares converted (in shares) | shares																																							4,929,897	4,929,897
Shares converted value																																								$ 756,919
First Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Fair value of conversion option																													$ 47,535
Residual value																													$ 153,643
Effective interest rate percentage																													37.44%
Number of shares converted (in shares) | shares																				2,756,250
Shares converted value																				$ 385,875
First Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued																	$ 367,500	$ 436,699
Interest rate																		5.00%
Issue discount amount paid																	$ 17,500
Maturity date																																					September 8, 2021	September 8, 2021
Fair value of conversion option																		$ 157,212
Residual value																		$ 279,487
Effective interest rate percentage																		67.96%
Number of shares converted (in shares) | shares				2,111,252	2,111,252	1,922,707	1,922,707	2,670,925	2,670,925
Shares converted value					$ 158,344		$ 182,657		$ 280,447
Shares issued for debt settlement value				$ 83,500		$ 100,000		$ 184,000
First Tranche [Member] | Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued																																					$ 735,000
Interest rate										8.00%
Conversion price (in dollars per share) | $ / shares										$ 0.09
Issue discount amount paid										$ 35,000
Maturity date																																					March 14, 2022	March 14, 2022
Fair value of conversion option											$ 110,301
Residual value											776,844
Effective interest rate percentage										20.087%
Second Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																																$ 105,000	$ 139,893
Maturity date																																					December 18, 2020	December 18, 2020
Fair value of conversion option																																	39,528
Residual value																																	$ 100,365
Effective interest rate percentage																																49.31%	49.31%
Number of shares converted (in shares) | shares																																					1,975,822	1,975,822
Shares converted value																																						$ 316,132
Second Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Issued																										$ 78,750	$ 99,239
Interest rate																											5.00%
Issue discount amount paid																										$ 3,750
Maturity date																																					April 14, 2021	April 14, 2021
Fair value of conversion option																											$ 29,544
Residual value																											$ 69,695
Effective interest rate percentage																											48.62%
Number of shares converted (in shares) | shares																			1,378,125
Shares converted value																			$ 325,859
Second Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued															$ 341,250	$ 427,873
Interest rate															5.00%	5.00%
Issue discount amount paid															$ 16,250
Maturity date																																					October 10, 2021	October 10, 2021
Fair value of conversion option																$ 10,817
Residual value																$ 396,681
Effective interest rate percentage															4.88%	4.88%
Number of shares converted (in shares) | shares		2,500,000	2,500,000	417,196	417,196
Shares converted value			$ 137,500		$ 31,290
Shares issued for debt settlement value		$ 116,500		$ 116,500																																	$ 257,740	$ 326,763
Second Tranche [Member] | Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued																																					$ 672,000
Interest rate										8.00%
Conversion price (in dollars per share) | $ / shares										$ 0.09
Issue discount amount paid										$ 32,000
Maturity date																																					May 23, 2022	May 23, 2022
Fair value of conversion option											140,643
Residual value											$ 670,204
Effective interest rate percentage										25.55%
Third Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Issued																								$ 105,000	$ 128,770
Interest rate																									5.00%
Issue discount amount paid																								$ 5,000
Maturity date																																					June 19, 2021	June 19, 2021
Fair value of conversion option																									$ 38,631
Residual value																									$ 90,139
Effective interest rate percentage																									49.31%
Number of shares converted (in shares) | shares														1,837,500
Shares converted value														$ 248,063
Third Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued												$ 341,250	$ 412,479
Interest rate												5.00%	5.00%
Issue discount amount paid												$ 16,250
Maturity date																																					November 23, 2021	November 23, 2021
Fair value of conversion option													$ 18,356
Residual value													$ 374,481
Effective interest rate percentage												5.98%	5.98%
Shares issued for debt settlement value												$ 365,733	$ 463,727
Fourth Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Issued																					$ 183,750	$ 222,651
Interest rate																						5.00%
Issue discount amount paid																					$ 8,750
Maturity date																																					July 14, 2021	July 14, 2021
Fair value of conversion option																						$ 66,795
Residual value																						$ 155,856
Effective interest rate percentage																						52.26%
Number of shares converted (in shares) | shares														3,215,625
Shares converted value														$ 434,109
Common Stock [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																																				$ 0.06
Shares issued (in shares) | shares																																										600,000
Common stock shares valued																																										$ 0
Common Stock [Member] | Second Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																														$ 0.08
Shares issued (in shares) | shares																															300,000
Common stock shares valued																															$ 0
Common Stock [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																												$ 0.06
Common Stock [Member] | Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares																																						500,000
Common Stock [Member] | First Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares																													150,000
Common stock shares valued																													$ 0
Common Stock [Member] | First Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																	$ 0.13
Shares issued (in shares) | shares																		300,000
Common stock shares valued																		$ 0
Common Stock [Member] | Second Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																										$ 0.06
Shares issued (in shares) | shares																											75,000
Common stock shares valued																											$ 0
Common Stock [Member] | Second Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares															$ 0.13
Common Stock [Member] | Third Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																								$ 0.06
Shares issued (in shares) | shares																									100,000
Common stock shares valued																									$ 0
Common Stock [Member] | Third Tranche [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares												$ 0.13
Common Stock [Member] | Fourth Tranche [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																					$ 0.06
Shares issued (in shares) | shares																						175,000
Common stock shares valued																						$ 0
Common Stock [Member] | First Two Tranches [Member] | Fifth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares																																						500,000
Common stock shares valued																																						$ 0